Derivatives - Gain or loss on fair value hedges (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Gain or loss on fair value hedges [Line Items]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	[1]	₩ 713,316	₩ 299,766
Gains (losses) on hedging instrument, fair value hedges	[1]	(747,042)	(314,478)
Hedge ineffectiveness recognized in profit or loss	[1],[2]	(33,726)	(14,712)
Interest rate swap
Gain or loss on fair value hedges [Line Items]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	[1]	697,330
Gains (losses) on hedging instrument, fair value hedges	[1]	(728,397)
Hedge ineffectiveness recognized in profit or loss	[1],[2]		(8,430)
Foreign Exchange Risk
Gain or loss on fair value hedges [Line Items]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	[1]	20,748
Gains (losses) on hedging instrument, fair value hedges	[1]	(22,056)
Hedge ineffectiveness recognized in profit or loss	[1],[2]		(6,282)
Interest rate risk
Gain or loss on fair value hedges [Line Items]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	[1]		273,219
Gains (losses) on hedging instrument, fair value hedges	[1]		(281,649)
Hedge ineffectiveness recognized in profit or loss	[1],[2]	(31,067)
Foreign exchange risk
Gain or loss on fair value hedges [Line Items]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	[1]		26,547
Gains (losses) on hedging instrument, fair value hedges	[1]		₩ (32,829)
Hedge ineffectiveness recognized in profit or loss	[1],[2]	(1,308)
Commodity price risk
Gain or loss on fair value hedges [Line Items]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	[1]	(4,762)
Gains (losses) on hedging instrument, fair value hedges	[1]	3,411
Hedge ineffectiveness recognized in profit or loss	[1],[2]	₩ (1,351)

[1]	The related account categories are presented as interest rate swap assets / liabilities and currency swap assets.
[2]	Ineffective portion of hedge: the difference between hedging instruments and hedged items.